SHARE-BASED COMPENSATION - Plan (Details) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2015
Incentive Award Plans
SHARE-BASED COMPENSATION
Vesting period	10 years
Incentive Award Plans | Maximum
SHARE-BASED COMPENSATION
Share-based payment award, contractual term	10 years
Incentive Award Plans | Share options
SHARE-BASED COMPENSATION
Share-based payment award, option granted (in shares)	274,633,910
Incentive Award Plans | Restricted stocks
SHARE-BASED COMPENSATION
Share-based payment award, nonvested restricted stocks (in shares)	360,969,690
Incentive Award Plans | Vesting ratably over the following two years
SHARE-BASED COMPENSATION
Share-based payment award, vesting percentage	50.00%
Vesting period	2 years
Incentive Award Plans | Second anniversary of the stated vesting commencement date
SHARE-BASED COMPENSATION
Share-based payment award, vesting percentage	50.00%
2009 Global Share Plan
SHARE-BASED COMPENSATION
Share-based payment award, maximum number of incentive award available (in shares)				430,000,000
2023 Share Incentive Plan
SHARE-BASED COMPENSATION
Share-based payment award, maximum number of incentive award available (in shares)		300,000,000	20,000,000